INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-to-Maturity Amortized Cost
Due in one year or less	$ 489
Due after one year through five years	681,553
Due after five years through ten years	87,898
Due after ten years	815
Total	770,755	2,664
Held-to-Maturity Market Value
Due in one year or less	493
Due after one year through five years	685,916
Due after five years through ten years	91,035
Due after ten years	1,030
Held-to-Maturity Market Value	778,474	2,893
Available-for-Sale Amortized Cost
Due in one year or less	22,390
Due after one year through five years	540,315
Due after five years through ten years	168,216
Due after ten years	286,183
Total	1,017,104	1,421,490
Available-for-Sale Market Value
Due in one year or less	22,823
Due after one year through five years	551,229
Due after five years through ten years	169,305
Due after ten years	288,739
Available-for-Sale Market Value	$ 1,032,096	$ 1,441,846